Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Floating Rate High Income Portfolio

March 31, 2021

VIPFHI-QTLY-0521
1.9859335.106

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 87.3%
	Principal Amount	Value
Aerospace - 1.7%
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 3/4/26 (a)(b)(c)	$350,000	$346,500
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 1/20/27 (a)(b)(c)	361,350	360,718
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 12/31/27 (a)(b)(c)	160,000	159,101
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.36% 6/19/26 (a)(b)(c)	246,250	233,910
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3585% 5/30/25 (a)(b)(c)	589,239	576,659
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3585% 12/9/25 (a)(b)(c)	953,632	932,966
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (a)(b)(c)	408,468	396,724
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (a)(b)(c)	120,000	105,800

TOTAL AEROSPACE		3,112,378

Air Transportation - 1.6%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 3/10/28 (a)(b)(c)(d)	605,000	619,181
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 4/8/26 (a)(b)(c)	326,703	316,102
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 4/4/26 (a)(b)(c)	175,647	169,947
JetBlue Airways Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 6/17/24 (a)(b)(c)	182,875	186,990
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (a)(b)(c)	570,000	605,004
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (a)(b)(c)	495,000	519,255
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 10/5/24 (a)(b)(c)	116,324	116,252
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (a)(b)(c)	438,571	425,002

TOTAL AIR TRANSPORTATION		2,957,733

Automotive & Auto Parts - 1.2%
American Trailer World Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.75% 2/17/28 (a)(b)(c)	215,000	213,254
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3585% 4/30/26 (a)(b)(c)	299,250	295,883
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/2/27 (a)(b)(c)	349,125	348,835
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (a)(b)(c)	154,613	158,285
North American Lifting Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/16/24 (a)(b)(c)	125,787	130,819
Tranche B 1LN, term loan 3 month U.S. LIBOR + 11.000% 12% 3/1/25 (a)(b)(c)	32,886	30,995
Thor Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.125% 2/1/26 (a)(b)(c)	359,171	359,228
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 1/29/28 (a)(b)(c)	385,000	383,772
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3645% 4/18/25 (a)(b)(c)	328,906	328,494

TOTAL AUTOMOTIVE & AUTO PARTS		2,249,565

Banks & Thrifts - 1.0%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6866% 9/30/24 (a)(b)(c)	349,926	348,834
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6085% 2/27/28 (a)(b)(c)	960,000	948,797
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (a)(b)(c)	249,373	249,334
eResearchTechnology, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 2/4/27 (a)(b)(c)(d)	205,000	205,096
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4386% 7/1/26 (a)(b)(c)	121,597	120,330

TOTAL BANKS & THRIFTS		1,872,391

Broadcasting - 1.4%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6085% 8/15/25 (a)(b)(c)	737,834	736,535
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.36% 8/24/26 (a)(b)(c)	1,228,775	838,639
E.W. Scripps Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 1/7/28 (a)(b)(c)	269,325	268,105
iHeartCommunications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/1/26 (a)(b)(c)	138,950	138,993
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.6151% 9/19/26 (a)(b)(c)	595,021	590,040

TOTAL BROADCASTING		2,572,312

Building Materials - 1.3%
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6085% 10/1/26 (a)(b)(c)	458,555	455,978
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 6/1/25 (a)(b)(c)	137,575	136,784
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.21% 1/4/27 (a)(b)(c)	360,357	358,555
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 2/28/27 (a)(b)(c)	351,450	346,618
LEB Holdings U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 11/2/27 (a)(b)(c)	154,613	154,806
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 9/27/24 (a)(b)(c)	184,080	182,331
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/21/26 (a)(b)(c)	434,656	434,656
White Capital Buyer LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.5% 10/19/27 (a)(b)(c)	185,830	185,365
3 month U.S. LIBOR + 4.000% 4.5% 10/19/27 (a)(b)(c)	63,545	63,386

TOTAL BUILDING MATERIALS		2,318,479

Cable/Satellite TV - 3.3%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.86% 2/1/27 (a)(b)(c)	1,436,225	1,428,325
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3585% 1/31/28 (a)(b)(c)	985,000	969,526
CSC Holdings LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.356% 1/15/26 (a)(b)(c)	980,000	965,300
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 9/25/28 (a)(b)(c)(d)(e)	195,000	195,244
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.356% 7/17/25 (a)(b)(c)	916,207	902,656
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.606% 1/31/28 (a)(b)(c)	375,000	371,336
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (a)(b)(c)	1,308,496	1,303,838

TOTAL CABLE/SATELLITE TV		6,136,225

Capital Goods - 0.6%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1085% 10/1/25 (a)(b)(c)	300,092	297,616
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3651% 11/15/26 (a)(b)(c)	85,000	83,045
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6151% 11/15/25 (a)(b)(c)	283,475	275,467
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1085% 9/20/26 (a)(b)(c)	298,488	299,079
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4776% 7/31/27 (a)(b)(c)	189,051	189,335

TOTAL CAPITAL GOODS		1,144,542

Chemicals - 2.5%
Aruba Investment Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 11/24/27 (a)(b)(c)	195,000	194,513
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6086% 5/7/25 (a)(b)(c)	346,986	338,311
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1085% 1/31/26 (a)(b)(c)	207,719	206,473
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.74% 7/1/26 (a)(b)(c)	260,363	260,201
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 1/20/26 (a)(b)(c)	665,000	662,506
LSF11 Skyscraper HoldCo SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9/30/27 (a)(b)(c)(d)	285,000	284,288
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7025% 3/1/26 (a)(b)(c)	257,831	255,544
NIC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 1/14/28 (a)(b)(c)	170,000	169,859
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 3.625% 10/11/24 (a)(b)(c)	324,798	319,419
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 3/16/27 (a)(b)(c)	248,125	248,125
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8602% 10/1/25 (a)(b)(c)	955,106	939,786
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.86% 4/3/25 (a)(b)(c)	369,675	358,278
Thermon Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/30/24 (a)(b)(c)	160,380	159,979
W. R. Grace & Co.-Conn. Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 3/30/28 (a)(b)(c)(d)	125,000	124,063

TOTAL CHEMICALS		4,521,345

Consumer Products - 1.3%
BCPE Empire Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1085% 6/11/26 (a)(b)(c)	246,403	244,711
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1085% 5/23/27 (a)(b)(c)	125,000	123,458
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/8/27 (a)(b)(c)	345,000	344,031
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (a)(b)(c)	230,000	228,753
Gannett Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 1/29/26 (a)(b)(c)	133,884	134,720
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (a)(b)(c)	294,263	289,743
Mattress Firm, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 11/25/27 (a)(b)(c)	180,375	182,630
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 2/25/28 (a)(b)(c)	205,000	204,071
Protective Industrial Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 1/20/28(a)(b)(c)	120,000	119,725
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.106% 6/15/25 (a)(b)(c)	189,638	160,244
Woof Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/21/27 (a)(b)(c)	300,000	298,500

TOTAL CONSUMER PRODUCTS		2,330,586

Containers - 3.7%
Aot Packaging Products Acquisi:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (a)(b)(c)	297,976	294,871
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (a)(b)(c)(f)	67,024	66,325
Ball Metalpack Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6898% 7/31/25 (a)(b)(c)	354,963	352,684
Berlin Packaging, LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.1208% 11/7/25 (a)(b)(c)	394,927	387,379
3 month U.S. LIBOR + 3.250% 3.75% 3/5/28 (a)(b)(c)	200,000	197,834
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8981% 7/1/26 (a)(b)(c)	671,096	665,116
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4426% 4/3/24 (a)(b)(c)	481,250	470,422
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8585% 12/21/26 (a)(b)(c)	123,750	123,905
Charter NEX U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 12/1/27 (a)(b)(c)	295,000	295,369
Flex Acquisition Co., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.2375% 6/29/25 (a)(b)(c)	846,181	831,373
3 month U.S. LIBOR + 3.500% 4% 3/2/28 (a)(b)(c)	605,576	597,346
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/4/27 (a)(b)(c)	440,847	437,792
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/4/26 (a)(b)(c)	194,513	193,783
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (a)(b)(c)	122,633	122,505
Pregis TopCo Corp.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 7/31/26 (a)(b)(c)	246,875	244,663
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 8/1/26 (a)(b)(c)	100,000	100,000
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (a)(b)(c)	124,674	123,894
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 1/30/27 (a)(b)(c)	603,808	600,487
Reynolds Group Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3585% 2/16/26 (a)(b)(c)	209,475	206,961
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 2/5/23 (a)(b)(c)	507,003	504,549

TOTAL CONTAINERS		6,817,258

Diversified Financial Services - 1.8%
ACNR Holdings, Inc. term loan 17% 9/21/27 (a)(c)(e)	259,079	259,079
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/4/28 (a)(b)(c)	250,000	248,923
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (a)(b)(c)	44,145	43,913
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.4988% 10/15/26 (a)(b)(c)	372,186	336,597
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (a)(b)(c)	100,770	98,461
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6072% 6/27/25 (a)(b)(c)	124,375	123,481
Focus Financial Partners LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1085% 7/3/24 (a)(b)(c)	124,679	123,239
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 9/24/27 (a)(b)(c)	124,688	124,532
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3561% 3/1/25 (a)(b)(c)	643,469	638,244
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (a)(b)(c)	289,575	282,698
KREF Holdings X LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 9/1/27 (a)(b)(c)	124,688	124,999
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 2/11/27 (a)(b)(c)	761,286	759,382
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 11/16/26 (a)(b)(c)	170,446	169,168

TOTAL DIVERSIFIED FINANCIAL SERVICES		3,332,716

Diversified Media - 1.5%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6% 10/28/27 (a)(b)(c)	518,700	517,310
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7025% 2/10/27 (a)(b)(c)	989,842	986,873
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6085% 12/17/26 (a)(b)(c)	1,357,847	1,344,459

TOTAL DIVERSIFIED MEDIA		2,848,642

Electric Utilities No Longer Use - 0.1%
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 12/15/27 (a)(b)(c)	184,538	184,615
Energy - 3.7%
Apro LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 11/14/26 (a)(b)(c)	296,415	295,490
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/14/27 (a)(b)(c)	536,247	535,244
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8572% 11/3/25 (a)(b)(c)	450,691	428,720
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (a)(b)(c)	487,936	468,692
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1109% 5/21/25 (a)(b)(c)	117,381	109,409
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3/17/28 (a)(b)(c)(d)(e)	180,000	179,775
3 month U.S. LIBOR + 6.250% 6.37% 11/18/24 (a)(b)(c)	260,208	262,160
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (a)(b)(c)	195,000	198,413
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (a)(b)(c)	310,275	297,709
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (a)(b)(c)	418,693	419,040
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 3/23/26 (a)(b)(c)	94,010	93,775
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2025% 2/6/25 (a)(b)(c)	225,960	222,046
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.26% 3/1/26 (a)(b)(c)	412,925	299,713
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3645% 7/18/25 (a)(b)(c)	552,629	528,314
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 3/25/28 (a)(b)(c)	270,000	268,988
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 8/25/23 (a)(b)(c)	190,765	157,516
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (a)(b)(c)	416,850	418,067
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1145% 5/22/26 (a)(b)(c)	198,389	193,293
Murphy U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.25% 1/29/28 (a)(b)(c)	280,000	281,050
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.625% 11/14/25 (a)(b)(c)	313,892	310,753
Oregon Clean Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/1/26 (a)(b)(c)	80,422	78,881
Oxbow Carbon LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 10/19/25 (a)(b)(c)	112,125	112,069
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3585% 1/23/27 (a)(b)(c)	247,500	247,705
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 12/9/21 (a)(b)(c)	253,790	251,569
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (a)(b)(c)	235,113	222,476

TOTAL ENERGY		6,880,867

Entertainment/Film - 0.1%
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6815% 1/23/25 (a)(b)(c)	151,834	144,243
Environmental - 0.2%
WTG Holdings III Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3/10/28 (a)(b)(c)(d)	115,000	114,389
3 month U.S. LIBOR + 2.500% 2.6085% 12/20/24 (a)(b)(c)	275,893	274,428

TOTAL ENVIRONMENTAL		388,817

Food & Drug Retail - 1.0%
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3585% 1/29/27 (a)(b)(c)	486,325	479,298
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1085% 5/1/26 (a)(b)(c)	643,097	638,679
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (a)(b)(c)	216,770	206,835
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (a)(b)(c)	631,915	602,688

TOTAL FOOD & DRUG RETAIL		1,927,500

Food/Beverage/Tobacco - 2.0%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6109% 10/1/25 (a)(b)(c)	146,625	146,352
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (a)(b)(c)	212,243	212,508
BellRing Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/21/24 (a)(b)(c)	336,134	337,673
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (a)(b)(c)	412,925	412,306
City Brewing Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3/31/28 (a)(b)(c)(d)	440,000	437,800
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2539% 2/6/25 (a)(b)(c)	243,313	239,098
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.8585% 6/20/25 (a)(b)(c)	242,813	243,269
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/23/27 (a)(b)(c)	456,755	455,540
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/16/28 (a)(b)(c)	905,000	900,756
U.S. Foods, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1085% 9/13/26 (a)(b)(c)	121,891	119,336
Utz Quality Foods LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 1/13/28 (a)(b)(c)	114,713	114,450

TOTAL FOOD/BEVERAGE/TOBACCO		3,619,088

Gaming - 4.5%
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/15/24 (a)(b)(c)	192,502	188,171
Aristocrat International Pty Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (a)(b)(c)	94,288	94,543
Bally's Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (a)(b)(c)	277,900	297,353
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3309% 9/15/23 (a)(b)(c)	228,159	227,470
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 12/22/24 (a)(b)(c)	1,218,800	1,200,006
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6085% 7/20/25 (a)(b)(c)	1,213,900	1,215,417
CCM Merger, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/4/25 (a)(b)(c)	164,400	164,504
Churchill Downs, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.12% 3/10/28 (a)(b)(c)	300,000	298,125
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 4/18/24 (a)(b)(c)	555,306	547,748
Entain PLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 3/16/24 (a)(b)(c)	194,891	194,708
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (a)(b)(c)	482,500	475,263
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (a)(b)(c)	769,750	756,857
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6085% 5/29/26 (a)(b)(c)	329,351	326,759
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (a)(b)(c)	441,681	439,265
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 3/11/28 (a)(b)(c)	435,000	432,281
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 7/10/25 (a)(b)(c)	477,567	477,834
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (a)(b)(c)	989,985	973,105

TOTAL GAMING		8,309,409

Healthcare - 4.9%
Aldevron LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 10/11/26 (a)(b)(c)	485,100	484,290
Alkermes, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3% 3/9/26 (a)(b)(c)	325,000	323,375
Avantor Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.25% 11/6/27 (a)(b)(c)	284,288	284,145
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (a)(b)(c)	506,175	506,018
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8651% 8/1/27 (a)(b)(c)	1,213,624	1,196,718
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (a)(b)(c)	1,312,813	1,306,248
Global Medical Response, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/2/25 (a)(b)(c)	124,688	124,189
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 2/25/28 (a)(b)(c)	350,000	348,775
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 10/19/27 (a)(b)(c)	368,160	370,001
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3585% 8/31/26 (a)(b)(c)	224,633	222,632
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3585% 8/30/27 (a)(b)(c)	180,000	178,425
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3585% 8/31/26 (a)(b)(c)	56,332	55,830
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (a)(b)(c)	557,380	554,025
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/30/27 (a)(b)(c)	230,000	229,713
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 3/31/27 (a)(b)(c)	297,118	294,952
PPD, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 1/6/28 (a)(b)(c)	510,000	506,996
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8645% 11/16/25 (a)(b)(c)	299,993	299,135
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (a)(b)(c)	525,368	518,144
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.25% 12/15/27 (a)(b)(c)	174,563	174,727
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (a)(b)(c)	983,824	977,370
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 6/1/25 (a)(b)(c)	93,204	92,851

TOTAL HEALTHCARE		9,048,559

Homebuilders/Real Estate - 1.1%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8645% 8/21/25 (a)(b)(c)	470,569	460,470
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (a)(b)(c)	120,000	136,200
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	438,873	343,905
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	24,753	19,397
RS Ivy Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 12/23/27 (a)(b)(c)	144,638	144,638
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 9/1/27 (a)(b)(c)	452,875	452,118
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8609% 12/22/24 (a)(b)(c)	443,182	437,841

TOTAL HOMEBUILDERS/REAL ESTATE		1,994,569

Hotels - 1.5%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 6.75% 10/1/27 (a)(b)(c)	104,475	104,475
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 2/1/26 (a)(b)(c)	170,477	165,363
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1085% 11/30/23 (a)(b)(c)	486,744	485,148
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 8/31/25 (a)(b)(c)	490,145	475,441
Travel+Leisure Co. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3585% 5/31/25 (a)(b)(c)	487,500	482,016
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 5.000% 5.2025% 5/30/26 (a)(b)(c)	526,095	426,547
3 month U.S. LIBOR + 8.000% 9% 2/28/25 (a)(b)(c)	346,160	352,072
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 5/30/25 (a)(b)(c)	201,365	199,072

TOTAL HOTELS		2,690,134

Insurance - 4.2%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 2/13/27 (a)(b)(c)	498,741	492,092
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 5/10/25 (a)(b)(c)	204,081	201,410
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 5/9/25 (a)(b)(c)	491,250	484,382
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (a)(b)(c)	99,346	99,044
AmeriLife Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1085% 3/18/27 (a)(b)(c)	416,901	416,034
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/16/28 (a)(b)(c)	304,238	301,767
AssuredPartners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6085% 2/13/27 (a)(b)(c)	370,313	365,839
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 11/3/23 (a)(b)(c)	747,325	744,837
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.3585% 2/5/28 (a)(b)(c)	615,000	625,763
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3585% 12/23/26 (a)(b)(c)	1,223,536	1,215,021
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3585% 7/31/27 (a)(b)(c)	375,000	372,109
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 4/25/25 (a)(b)(c)	1,652,561	1,628,152
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4525% 12/2/26 (a)(b)(c)	123,438	122,137
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2025% 5/16/24 (a)(b)(c)	589,235	582,188

TOTAL INSURANCE		7,650,775

Leisure - 2.1%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 8/3/26 (a)(b)(c)	128,700	129,022
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.6109% 1/4/26 (a)(b)(c)	174,762	175,417
Carnival Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 6/30/25 (a)(b)(c)	253,088	260,680
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (a)(b)(c)	518,633	442,145
15.25% 5/23/24 (c)	69,399	87,530
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (a)(b)(c)	930,522	920,342
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (a)(b)(c)	115,000	93,725
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (a)(b)(c)	302,455	281,710
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 8/18/25 (a)(b)(c)	124,375	126,241
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.699% 5/10/26 (a)(b)(c)	238,364	235,087
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 7/6/24 (a)(b)(c)	418,969	417,922
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6085% 12/21/25 (a)(b)(c)	120,649	116,224
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2025% 12/30/26 (a)(b)(c)	365,831	352,478
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.7539% 12/30/27 (a)(b)(c)(e)	100,000	100,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (a)(b)(c)(e)	84,575	84,786

TOTAL LEISURE		3,823,309

Metals/Mining - 0.1%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/21/25 (a)(b)(c)	281,580	281,439
Paper - 0.3%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 4.000% 3/11/28 (a)(b)(c)(d)	270,000	269,325
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.2217% 7/26/26 (a)(b)(c)	53,854	53,720
Neenah, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3/18/28 (a)(b)(c)(d)(e)	70,000	69,825
3 month U.S. LIBOR + 4.000% 5% 6/30/27 (a)(b)(c)	99,250	99,250

TOTAL PAPER		492,120

Publishing/Printing - 0.9%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (a)(b)(c)	481,375	475,661
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (a)(b)(c)	457,092	404,655
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (a)(b)(c)	122,810	120,226
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (a)(b)(c)	208,425	208,425
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3585% 10/17/26 (a)(b)(c)	150,978	149,921
Scripps (E.W.) Co. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1085% 10/2/24 (a)(b)(c)	241,250	240,497

TOTAL PUBLISHING/PRINTING		1,599,385

Railroad - 0.2%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2025% 12/30/26 (a)(b)(c)	326,700	325,374
Restaurants - 1.0%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 11/19/26 (a)(b)(c)	493,750	484,339
CEC Entertainment, Inc.:
1LN, term loan 3 month U.S. LIBOR + 9.250% 10.25% 12/29/25 (a)(b)(c)	71,313	96,272
2LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 12/30/27 (a)(b)(c)	75,699	73,049
KFC Holding Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.856% 3/9/28 (a)(b)(c)	368,750	368,444
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.3585% 3/1/26 (a)(b)(c)	367,500	349,493
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8622% 8/2/26 (a)(b)(c)	523,834	520,052

TOTAL RESTAURANTS		1,891,649

Services - 7.6%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 3.4525% 9/29/24 (a)(b)(c)	75,000	74,746
3 month U.S. LIBOR + 5.250% 6.25% 9/29/24 (a)(b)(c)	79,600	79,600
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 2/12/28 (a)(b)(c)(d)	420,000	415,451
APX Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1105% 12/31/25 (a)(b)(c)	89,533	89,421
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 3/11/25 (a)(b)(c)	699,497	691,194
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 1/15/27 (a)(b)(c)	123,750	121,739
Ascend Learning LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/12/24 (a)(b)(c)	238,800	238,652
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (a)(b)(c)	723,084	711,067
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 2/7/26 (a)(b)(c)	539,873	530,932
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (a)(b)(c)	302,656	291,180
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 11/26/26 (a)(b)(c)	246,875	243,922
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9615% 8/1/26 (a)(b)(c)	369,375	368,337
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1145% 3/29/25 (a)(b)(c)	330,038	325,005
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (a)(b)(c)	695,000	697,606
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (a)(b)(c)	1,487,630	1,456,449
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 1/26/28 (a)(b)(c)	173,293	173,387
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/10/26 (a)(b)(c)	395,000	395,249
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (a)(b)(c)	268,867	268,531
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/1/27 (a)(b)(c)	250,000	249,813
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.375% 6/29/26 (a)(b)(c)	211,713	210,125
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 3/26/28 (a)(b)(c)(d)	800,000	799,000
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (a)(b)(c)	832,355	812,703
Life Time, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/15/24 (a)(b)(c)	518,700	517,403
Maverick Purchaser Sub LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6125% 1/23/27 (a)(b)(c)	466,475	461,423
3 month U.S. LIBOR + 4.750% 5.5% 2/3/27 (a)(b)(c)	75,000	75,094
Nielsen Holdings PLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.103% 2/5/28 (a)(b)(c)	205,000	204,078
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (a)(b)(c)	482,313	481,710
Signal Parent, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4/1/28 (a)(b)(c)(d)	260,000	258,050
Sotheby's Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 1/15/27 (a)(b)(c)	221,743	222,575
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/26/28 (a)(b)(c)	800,000	792,568
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.205% 4/16/26 (a)(b)(c)	142,300	138,624
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 4.705% 9/12/24 (a)(b)(c)	28,604	28,092
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9525% 8/29/25 (a)(b)(c)	285,393	272,245
Uber Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6086% 4/4/25 (a)(b)(c)	728,128	724,182
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/15/23 (a)(b)(c)	5,962	5,723
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	430,451	428,299
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	62,068	61,758
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/14/23 (a)(b)(c)	34,038	32,677

TOTAL SERVICES		13,948,610

Steel - 0.2%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1102% 1/24/27 (a)(b)(c)	388,310	382,971
Super Retail - 4.1%
Academy Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 11/6/27 (a)(b)(c)	379,050	379,209
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 2/26/28 (a)(b)(c)	4,588,500	4,590,773
David's Bridal, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 1/18/24 (a)(b)(c)(e)	0	0
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/19/27 (a)(b)(c)	623,438	622,303
LBM Acquisition LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 12/18/27 (a)(b)(c)(d)	56,364	56,092
3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (a)(b)(c)	253,636	252,414
Michaels Stores, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/1/27 (a)(b)(c)	313,425	312,955
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6085% 11/8/24 (a)(b)(c)	551,369	536,466
Rent-A-Center, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/17/28 (a)(b)(c)	255,000	256,063
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (a)(b)(c)(e)(g)	180,849	0
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1085% 5/31/25 (a)(b)(c)	605,344	604,303

TOTAL SUPER RETAIL		7,610,578

Technology - 14.9%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.375% 3/10/27 (a)(b)(c)	93,766	92,829
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (a)(b)(c)	215,000	213,119
Allegro MicroSystems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5% 9/30/27 (a)(b)(c)	769	767
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/8/27 (a)(b)(c)	104,738	104,486
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9525% 8/10/25 (a)(b)(c)	975,000	663,410
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3585% 4/23/26 (a)(b)(c)	245,000	242,665
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 12/6/27 (a)(b)(c)	463,838	460,127
athenahealth, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4525% 2/11/26 (a)(b)(c)	1,344,730	1,345,846
Big Ass Fans LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 5/21/24 (a)(b)(c)	64,662	64,393
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 10/2/25 (a)(b)(c)	729,847	726,198
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (a)(b)(c)	748,125	747,377
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 10/31/26 (a)(b)(c)	480,128	476,076
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5809% 4/30/25 (a)(b)(c)	422,611	415,955
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.125% 11/15/25 (a)(b)(c)	185,636	185,636
CMI Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/19/28 (a)(b)(c)	175,000	173,360
CommerceHub, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/29/27 (a)(b)(c)	249,375	249,532
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3585% 4/4/26 (a)(b)(c)	203,502	201,986
Constant Contact, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/10/28 (a)(b)(c)	244,353	242,826
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.000% 2/10/28 (a)(b)(c)(f)	65,647	65,237
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9001% 11/29/24 (a)(b)(c)	363,750	353,394
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1085% 10/16/26 (a)(b)(c)	744,370	742,405
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.1085% 2/19/29 (a)(b)(c)	155,000	155,679
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 3/18/29 (a)(b)(c)(d)	60,000	60,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3/18/28 (a)(b)(c)(d)	219,113	217,881
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 3/17/28 (a)(b)(c)(d)	45,887	45,630
ECL Entertainment LLC 1LN, term loan 3 month U.S. LIBOR + 7.500% 3/31/28 (a)(b)(c)(d)(e)	200,000	198,000
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 1/31/24 (a)(b)(c)	131,231	131,012
Emerald TopCo, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7112% 7/22/26 (a)(b)(c)	441,074	436,884
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4% 7/30/27 (a)(b)(c)	368,150	366,803
EPV Merger Sub, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3585% 3/8/25 (a)(b)(c)	578,638	567,354
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (a)(b)(c)	154,800	154,404
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1085% 8/10/27 (a)(b)(c)	124,063	123,261
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 2/15/24 (a)(b)(c)	476,870	472,922
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (a)(b)(c)	398,574	397,953
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/1/27 (a)(b)(c)	290,000	289,139
ION Trading Technologies Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 11/21/24 (a)(b)(c)	726,668	726,159
Liftoff Mobile, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 2/17/28 (a)(b)(c)	134,663	133,989
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (a)(b)(c)	148,125	148,680
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 2.8585% 6/21/24 (a)(b)(c)	268,776	265,866
3 month U.S. LIBOR + 2.750% 2.8585% 6/21/24 (a)(b)(c)	1,702,273	1,683,837
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8591% 9/29/24 (a)(b)(c)	747,407	747,220
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (a)(b)(c)	129,348	129,210
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 6.3585% 2/23/29 (a)(b)(c)	50,000	50,250
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6085% 9/15/24 (a)(b)(c)	282,602	279,211
NAVEX TopCo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.36% 9/4/25 (a)(b)(c)	159,067	157,397
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8571% 4/30/27 (a)(b)(c)	395,319	394,165
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (a)(b)(c)	175,000	174,125
Peraton Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 3/2/28 (a)(b)(c)(d)	1,010,705	1,009,866
3 month U.S. LIBOR + 3.750% 4.5% 2/22/28 (a)(b)(c)	574,295	573,818
Pitney Bowes, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.11% 3/12/28 (a)(b)(c)	125,000	124,740
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 12/29/27 (a)(b)(c)	145,000	144,638
Project Boost Purchaser LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 5/30/26 (a)(b)(c)	124,375	124,220
Rackspace Hosting, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/2/28 (a)(b)(c)	500,000	495,155
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2/18/28 (a)(b)(c)(d)	635,000	631,736
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3585% 5/31/25 (a)(b)(c)	265,229	258,379
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3561% 8/1/25 (a)(b)(c)	233,366	230,215
Sophia LP 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9525% 10/7/27 (a)(b)(c)	578,550	577,827
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 4/16/25 (a)(b)(c)	299,308	295,845
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 4/16/25 (a)(b)(c)	223,479	220,893
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 4/16/25 (a)(b)(c)	870,306	860,515
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 1/31/27 (a)(b)(c)	154,311	153,064
SUSE Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/19/27 (a)(b)(c)	140,000	140,088
Sybil Software LLC. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3/15/28 (a)(b)(c)(d)	195,000	194,756
Tempo Acquisition LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (a)(b)(c)	253,722	253,511
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 5/1/24 (a)(b)(c)	354,139	353,299
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6151% 9/28/24 (a)(b)(c)	318,685	317,092
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 1/22/28 (a)(b)(c)	955,206	955,206
Ultimate Software Group, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 5/4/26 (a)(b)(c)	807,700	806,327
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (a)(b)(c)	350,000	357,875
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1151% 8/27/25 (a)(b)(c)	125,000	124,859
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1102% 3/1/26 (a)(b)(c)	205,737	205,010
Virgin Pulse, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 3/30/28 (a)(b)(c)(d)	180,000	178,650
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4451% 3/19/28 (a)(b)(c)	495,194	492,882
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 2/28/27 (a)(b)(c)	257,400	256,221
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (a)(b)(c)	254,363	254,045
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4/1/28 (a)(b)(c)(d)	170,000	169,363
Xperi Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1085% 6/1/25 (a)(b)(c)	319,661	319,795
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6151% 9/30/26 (a)(b)(c)	123,441	122,875

TOTAL TECHNOLOGY		27,477,420

Telecommunications - 7.0%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.856% 7/15/25 (a)(b)(c)	481,552	471,251
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/22/24 (a)(b)(c)	300,516	299,765
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (a)(b)(c)	224,438	223,876
Connect Finco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (a)(b)(c)	247,500	246,468
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/2/27 (a)(b)(c)	160,651	160,568
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.36% 12/22/23 (a)(b)(c)	286,870	285,975
Frontier Communications Corp. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/8/21 (a)(b)(c)	625,000	622,394
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (a)(b)(c)	30,878	31,303
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.86% 5/31/25 (a)(b)(c)	486,250	407,740
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (a)(b)(c)	38,019	38,542
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (a)(b)(c)	1,685,000	1,710,275
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (a)(b)(c)	200,000	203,892
Tranche B-5, term loan 8.625% 1/2/24 (c)	1,635,000	1,666,163
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (a)(b)(c)	943,786	953,695
Iridium Satellite LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 11/4/26 (a)(b)(c)	346,500	347,120
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 3/1/27 (a)(b)(c)	317,652	313,284
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3585% 3/15/27 (a)(b)(c)	108,897	107,624
Radiate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/10/26 (a)(b)(c)	802,988	802,168
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.86% 4/11/25 (a)(b)(c)	334,821	330,623
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (a)(b)(c)	487,033	449,677
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (a)(b)(c)	685,000	564,741
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 7/31/25 (a)(b)(c)	567,706	556,045
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.7935% 1/31/26 (a)(b)(c)	486,181	481,217
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1976% 8/14/26 (a)(b)(c)	122,188	121,760
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (a)(b)(c)	342,470	342,148
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8585% 6/10/27 (a)(b)(c)	233,238	233,056
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 3/9/27 (a)(b)(c)	948,133	939,818

TOTAL TELECOMMUNICATIONS		12,911,188

Textiles/Apparel - 0.1%
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 4/25/25 (a)(b)(c)	149,248	150,181
Utilities - 2.6%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (a)(b)(c)	1,166,662	1,155,870
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (a)(b)(c)	350,411	349,608
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (a)(b)(c)	255,725	238,305
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (a)(b)(c)	189,018	183,988
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (a)(b)(c)	373,317	371,450
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (a)(b)(c)	620,313	618,954
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.13% 1/21/28 (a)(b)(c)	250,000	248,973
UGI Energy Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 8/13/26 (a)(b)(c)	245,625	244,704
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8685% 3/2/27 (a)(b)(c)	742,514	736,173
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8583% 12/31/25 (a)(b)(c)	558,248	553,910

TOTAL UTILITIES		4,701,935

TOTAL BANK LOAN OBLIGATIONS
(Cost $162,118,435)		160,648,907

Nonconvertible Bonds - 4.8%
Aerospace - 0.3%
TransDigm, Inc.:
6.25% 3/15/26 (h)	500,000	530,100
8% 12/15/25 (h)	40,000	43,560

TOTAL AEROSPACE		573,660

Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	105,000	109,272
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	70,000	74,718

TOTAL AIR TRANSPORTATION		183,990

Broadcasting - 0.1%
Univision Communications, Inc.:
6.625% 6/1/27 (h)	105,000	112,132
9.5% 5/1/25 (h)	115,000	125,925

TOTAL BROADCASTING		238,057

Cable/Satellite TV - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3 month U.S. LIBOR + 1.650% 1.855% 2/1/24 (a)(b)	250,000	256,825
Chemicals - 0.4%
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 3.9339% 6/15/22 (a)(b)(h)	735,000	727,714
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	5,000	5,000

TOTAL CHEMICALS		732,714

Containers - 0.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	260,000	266,903
Berry Global, Inc. 4.875% 7/15/26 (h)	500,000	529,078
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	150,000	157,313

TOTAL CONTAINERS		953,294

Diversified Financial Services - 0.0%
Park Aerospace Holdings Ltd. 5.25% 8/15/22 (h)	7,000	7,349
Energy - 0.1%
Citgo Petroleum Corp. 7% 6/15/25 (h)	95,000	97,731
New Fortress Energy LLC 6.75% 9/15/25 (h)	45,000	46,233
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (h)	105,000	107,100

TOTAL ENERGY		251,064

Food & Drug Retail - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 2/15/23 (h)	30,000	30,600
Gaming - 0.3%
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	145,000	154,244
Scientific Games Corp. 5% 10/15/25 (h)	200,000	207,140
VICI Properties, Inc.:
3.5% 2/15/25 (h)	30,000	30,544
4.25% 12/1/26 (h)	45,000	46,039
4.625% 12/1/29 (h)	25,000	25,934

TOTAL GAMING		463,901

Healthcare - 0.8%
Bausch Health Companies, Inc.:
5.5% 11/1/25 (h)	125,000	128,423
7% 3/15/24 (h)	424,000	433,752
9% 12/15/25 (h)	180,000	195,565
Tenet Healthcare Corp.:
4.625% 7/15/24	375,000	382,759
5.125% 5/1/25	375,000	380,269

TOTAL HEALTHCARE		1,520,768

Hotels - 0.1%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (h)	170,000	180,562
Leisure - 0.1%
NCL Corp. Ltd. 12.25% 5/15/24 (h)	25,000	30,285
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (h)	25,000	27,548
10.875% 6/1/23 (h)	120,000	138,036

TOTAL LEISURE		195,869

Paper - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	80,000	79,070
Publishing/Printing - 0.1%
Clear Channel International BV 6.625% 8/1/25 (h)	200,000	209,022
Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (h)	129,000	130,513
Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (h)	105,000	103,668
APX Group, Inc. 7.625% 9/1/23	85,000	87,763
Aramark Services, Inc. 6.375% 5/1/25 (h)	60,000	63,600
Expedia, Inc. 6.25% 5/1/25 (h)	31,000	35,846
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (h)	115,000	118,306

TOTAL SERVICES		409,183

Super Retail - 0.2%
EG Global Finance PLC:
6.75% 2/7/25 (h)	125,000	127,813
8.5% 10/30/25 (h)	250,000	265,000

TOTAL SUPER RETAIL		392,813

Technology - 0.2%
CommScope, Inc.:
5.5% 3/1/24 (h)	125,000	128,906
6% 3/1/26 (h)	125,000	131,711
SSL Robotics LLC 9.75% 12/31/23 (h)	51,765	58,209

TOTAL TECHNOLOGY		318,826

Telecommunications - 0.5%
Altice Financing SA 7.5% 5/15/26 (h)	225,000	235,125
Frontier Communications Corp. 5% 5/1/28 (h)	100,000	101,838
SFR Group SA:
5.125% 1/15/29 (h)	15,000	15,188
7.375% 5/1/26 (h)	485,000	504,400
T-Mobile U.S.A., Inc. 2.25% 2/15/26	85,000	85,611

TOTAL TELECOMMUNICATIONS		942,162

Transportation Ex Air/Rail - 0.4%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (h)	500,000	533,011
5.25% 5/15/24 (h)	200,000	216,025

TOTAL TRANSPORTATION EX AIR/RAIL		749,036

TOTAL NONCONVERTIBLE BONDS
(Cost $8,454,329)		8,819,278
	Shares	Value

Common Stocks - 1.3%
Capital Goods - 0.1%
TNT Crane & Rigging LLC (e)	4,832	105,241
TNT Crane & Rigging LLC warrants 10/31/25 (e)(i)	1,797	5,930

TOTAL CAPITAL GOODS		111,171

Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (e)	1,374	9,498
Energy - 1.1%
California Resources Corp. (i)	28,596	688,020
California Resources Corp. warrants 10/27/24 (i)	885	4,027
Chesapeake Energy Corp. (i)	20,925	907,936
Chesapeake Energy Corp. (j)	103	4,022
Denbury, Inc. (i)	7,285	348,879

TOTAL ENERGY		1,952,884

Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (i)	22,063	17,653
Restaurants - 0.1%
CEC Entertainment, Inc. (e)	15,069	256,173
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(i)	347	0
TOTAL COMMON STOCKS
(Cost $1,808,807)		2,347,379

Nonconvertible Preferred Stocks - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (e)
(Cost $98,250)	786	98,250
	Principal Amount	Value

Preferred Securities - 0.1%
Banks & Thrifts - 0.1%
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5575% (a)(b)(k)	80,000	79,640
3 month U.S. LIBOR + 3.470% 3.6815% (a)(b)(k)	80,000	79,860
TOTAL PREFERRED SECURITIES
(Cost $145,800)		159,500
	Shares	Value

Money Market Funds - 10.5%
Fidelity Cash Central Fund 0.06% (l)
(Cost $19,306,459)	19,302,599	19,306,459
TOTAL INVESTMENT IN SECURITIES - 104.0%
(Cost $191,932,080)		191,379,773
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(7,284,311)
NET ASSETS - 100%		$184,095,462

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Level 3 security

 (f) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $130,437 and $129,351, respectively.

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,626,051 or 4.1% of net assets.

 (i) Non-income producing

 (j) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,022 or 0.0% of net assets.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$975

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,927
Total	$2,927

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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